Document and Entity Information	May 21, 2026
Cover [Abstract]
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Amendment Flag	false
Entity Central Index Key	0001046311
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-13393
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	915 Meeting Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(301)
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false